UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 6, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:      252,712,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
						   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ANCHOR GAMING                  CS               033037102    38383   561980 SH       SOLE                   561980
BANK UNITED LITIGATION RIGHTS  CS               065416117       83   927200 SH       SOLE                   927200
C.R. BARD                      CS               067383109    35086   543965 SH       SOLE                   543965
COR THERAPEUTICS               CS               217753102     4894   204500 SH       SOLE                   204500
DIME BANCORP                   CS               25429Q102    45463  1260059 SH       SOLE                  1260059
NEXTWAVE TELECOM INC.          CS               65332M103     2112   264046 SH       SOLE                   264046
NIAGRA MOHAWK                  CS               653520106    29170  1645247 SH       SOLE                  1645247
ULTRAMAR DIAMOND (@ SBSH)      CS               904000106    21247   413000 SH       SOLE                   413000
ULTRAMAR DIAMOND SHAMROCK      CS               904000106    76273  1486472 SH       SOLE                  1486472
        						252,712